Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001577642_SupplementTextBlock
HATTERAS DISCIPLINED OPPORTUNITY FUND

a series of HCIM Trust

Class A | Institutional Class

December 31, 2014

Supplement to the Summary Prospectus

dated April 30, 2014, as previously supplemented

Effective immediately, Class A shares of the Hatteras Disciplined Opportunity Fund (the “Fund”) are available for sale.

Also effective immediately, Hatteras Funds, LLC, the Fund’s investment advisor, has contractually agreed to limit the annual operating expenses of each class of the Fund, subject to certain customary exceptions described below, to 2.00% for Class A shares and 1.75% for Institutional Class shares through at least April 30, 2016.

The following information replaces the “Fees and Expenses of the Fund” section on pages 1–2 of the Summary Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Hatteras Disciplined Opportunity Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 43 of this Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 27 of the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in Fund shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with your Summary Prospectus for future reference.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,253
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551

[1]	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	Hatteras Funds, LLC (the "Advisor") has contractually agreed to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation (collectively, "Excluded Expenses")) to the extent necessary to ensure the Fund's total annual fund operating expenses do not exceed 2.00% and 1.75% (each, the "Annual Limit") of the average daily net assets of the Fund's Class A shares and Institutional Class shares, respectively, through at least April 30, 2016. The Advisor is permitted to recoup expense reimbursements made during the prior three fiscal years, so long as such recoupments do not cause the Fund to exceed the Annual Limit. This arrangement can be terminated only by, or with the consent of, the HCIM Trust Board of Trustees.